ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 303,016	$ 444,296	$ 916,391
Net loss	(114,909)	21,704	(169,635)
Domestic [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	89,111	91,087	287,475
Net loss	$ (79,229)	$ (6,484)	$ (24,135)